COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	May 12, 2023	Aug. 09, 2022	Jul. 01, 2022	Dec. 31, 2021	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Contractual obligation				$ 17,900,000
Future lease payments				31,249
Rent expense				$ 33,747	$ 31,756
Common stock, subscriptions value														$ 60,000,000.0
Warrants issued shares			78,751			210,085	19,450	19,450		3,011	1,507		4,608
Warrant, exercise price			$ 2,760.00	$ 1.5675		$ 3.64	$ 170.04	$ 170.04		$ 1,831.20	$ 1,831.20	$ 2,400.00
Consultant compensation expenses									$ 1,342,479
July 2022 [Member] | Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees	$ 800,000
January 2023 [Member] | Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees	$ 400,000
Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrants issued shares			4,608
Warrant, exercise price			$ 2,402.40	$ 1.5675
Commitment fees			$ 1,200,000
Investor [Member] | First Anniversary [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees			800,000
Investor [Member] | 18-Month Anniversary [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Commitment fees			$ 400,000
Investors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Warrant, exercise price		$ 1,507.20
Common stock issuable upon exercise warrants		2,083
Shares issued, share based compensation shares		208
Stock issued, restricted stock shares		833
Vesting period		1 year
Share based payment award, vesting rights, percentage		50.00%